Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 6,312,498	$ 3,302,545	$ 2,451,731
Held-to-maturity investments, long-term	5,157,464	10,480,964
Other comprehensive income-change in fair value of available-for-sale investments	832,372
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"	410,048
Other comprehensive income-net unrealized gains on the available-for-sale investments	422,324
Amortized cost of the available-for-sale investments	14,324,227
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income	2,027,454	2,510,647	3,044,856
Interest receivable	862,001	856,068	539,586
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities		7,100,203	11,917,947
Held-to-maturity securities, 2016
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	2,095,220
Held-to-maturity securities, 2017
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	1,450,536
Held-to-maturity securities, 2019
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	1,611,708
Trading Securities
Schedule of Held-to-maturity Securities [Line Items]
Investment income	1,390,200	1,413,810
PPDAI Group Inc. | Series B Preferred Stock
Schedule of Held-to-maturity Securities [Line Items]
Payment to acquire investment	$ 2,224,999
Percentage of investee's issued share capital	2.62%